Financial Instruments - Additional Information (Details)		12 Months Ended
	Jan. 11, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cumulative impact on reversal of unrealized gain on quoted debt securities on adoption of IFRS 9					$ 5,000,000
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy		$ 108,000,000		$ 130,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy		$ 49,000,000		$ 276,000,000
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets		During fiscal 2019, quoted debt securities of $108 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $49 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.	During fiscal 2019, quoted debt securities of $108 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $49 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.	During fiscal 2018, quoted debt securities of $130 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $276 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact		1.00%	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins		0.47%	0.47%	0.50%	0.50%
Derivative maturity description		12 months	12 months
Maximum exposure to credit risk from trade receivables		$ 2,144,000,000		$ 2,016,000,000
Unbilled revenue		777,000,000		654,000,000
Impairment loss under expected credit loss model		$ 34,000,000		$ 5,000,000	$ 20,000,000
Days Sales Outstanding- DSO		66 days	66 days	67 days
Outstanding bank borrowings		$ 0
Working capital		4,951,000,000		$ 5,243,000,000
Cash and cash equivalents		2,829,000,000		3,041,000,000
Current investments		958,000,000		982,000,000
Outstanding employee benefit obligations		240,000,000		225,000,000
Liquidity Risk		0		0
Maximum share value available for buy back	₨ 82,600,000,000	1,184,000,000	₨ 82,600,000,000
Share bought back including transaction cost		118,000,000	₨ 8,130,000,000	2,042,000,000
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain recognized on derivative financial instruments		$ 35,000,000			$ 89,000,000
Top of Range | Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain recognized on derivative financial instruments				$ 1,000,000